SIGNIFICANT ACCOUNTING POLICIES - Acquired intangible assets (Details)	12 Months Ended
Feb. 28, 2021
Trade name | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	1 year
Trade name | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	10 years
Student base | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Student base | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	10 years
User base and customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
User base and customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	7 years
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	4 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	6 years
Partnership agreements and school cooperation agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	4 years
Partnership agreements and school cooperation agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	6 years
Licenses | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	2 years
Licenses | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	9 years
Others | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	1 year
Others | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period (in years)	7 years